UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  February 14,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:       105,220,501



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ACKERLEY GROUP INC.            CS               004527107     3857   220400 SH       SOLE                   220400
AVANT! CORP.                   CS               053487104     2049    99998 SH       SOLE                    99998
BANK UNITED CORP. RTS.         CS               065416117       40   403650 SH       SOLE                   403650
BARD C R INC.                  CS               067383109     8385   130000 SH       SOLE                   130000
BAXTER INTERNATIONAL INC.      CS               071813125        6   167500 SH       SOLE                   167500
COOPER INDUSTRIES INC.         CS               216669101      370    10600 SH       SOLE                    10600
COR THERAPEUTICS INC.          CS               217753102     8979   375200 SH       SOLE                   375200
DAL TILE INTERNATIONAL INC.    CS               23426R108      930    40000 SH       SOLE                    40000
DIME BANCORP INC.              CS               25429Q102     5693   157800 SH       SOLE                   157800
DOBSON COMMUNICATIONS CORP.    CS               256069105      253    29600 SH       SOLE                    29600
ELAN CORP. RIGHTS PLC          CS               G29539148       33   250000 SH       SOLE                   250000
HOTJOBS.COM INC.               CS               441474103     4588   441600 SH       SOLE                   441600
IMMUNEX CORP. NEW              CS               452528102    11406   411609 SH       SOLE                   411609
INDIGO N.V.                    CS               N44495104      779   110000 SH       SOLE                   110000
LIBERTY DIGITAL INC.           CS               530436104      637   184016 SH       SOLE                   184016
MITCHELL ENERGY & DEV CORP CL  CS               606592202    21869   410300 SH       SOLE                   410300
NEWPORT NEWS SHIPBUILDING      CS               652228107     5700    80000 SH       SOLE                    80000
NEXTWAVE TELECOM INC. CL B     CS               65332M103     5090   636300 SH       SOLE                   636300
NISOURCE INC. SAILS            CS               65473P600      896   386300 SH       SOLE                   386300
RESOURCE BANCSHARES MTG. GRP   CS               761197102     2173   189600 SH       SOLE                   189600
RIGHTCHOICE MANAGED CARE INC.  CS               76657T102     6180    88300 SH       SOLE                    88300
SAGE INC.                      CS               786632109     2224    60000 SH       SOLE                    60000
SECURITY CAPITAL GRP INC.      CS               81413P204     2537   100000 SH       SOLE                   100000
TELECORP PCS INC.              CS               879300101     8623   691500 SH       SOLE                   691500
WILLAMETTE INDUSTRIES INC.     CS               969133107     1564    30000 SH       SOLE                    30000
WILLAMETTE JAN. 45 CALLS       CALL             969133107      168    20700 SH  CALL SOLE                    20700
WILLAMETTE JAN. 50 CALLS       CALL             969133107      193    50000 SH  CALL SOLE                    50000